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                                THE GALAXY FUND
                                   ("GALAXY")

                            GALAXY MONEY MARKET FUND
                      GALAXY GOVERNMENT MONEY MARKET FUND
                     GALAXY U.S. TREASURY MONEY MARKET FUND
                      GALAXY TAX-EXEMPT MONEY MARKET FUND
                 GALAXY CONNECTICUT MUNICIPAL MONEY MARKET FUND
                GALAXY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
                                 (THE "FUNDS")

                      RETAIL A SHARES AND RETAIL B SHARES

                         SUPPLEMENT DATED JULY 16, 2002
                   TO THE PROSPECTUS DATED FEBRUARY 28, 2002

    THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH SUCH PROSPECTUS.

                                 *  *  *  *  *

1.  GALAXY GOVERNMENT MONEY MARKET FUND

   Effective July 31, 2002, the paragraph under the heading "The Fund's main investment strategies" on page 6 of the Prospectus is revised to read as follows:

        The Fund invests primarily (under normal circumstances at least 80% of its net assets plus any borrowings for investment purposes) in U.S. Government obligations, including U.S. Treasury obligations and obligations of U.S. Government agencies and instrumentalities, and repurchase agreements backed by these obligations. The Fund may also invest in the obligations of foreign governments and their political subdivisions and instrumentalities.

2.  GALAXY U.S. TREASURY MONEY MARKET FUND

   Effective July 31, 2002, the second sentence of the paragraph under the heading "The Fund's main investment strategies" on page 9 of the Prospectus is revised to read as follows:

        Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in money market instruments issued by the U.S. Treasury, including bills, notes and bonds.

3.  GALAXY TAX-EXEMPT MONEY MARKET FUND

   Effective July 31, 2002, the first paragraph under the heading "The Fund's main investment strategies" on page 12 of the Prospectus is revised to read as follows:

        The Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities, which are securities issued by state and local governments and other political or public bodies or agencies and that pay interest which is exempt from federal income tax (including the federal alternative minimum tax). Under normal circumstances, the Fund will invest no more than 20% of its net assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements.

4.  CONNECTICUT MUNICIPAL MONEY MARKET FUND

a. Effective July 31, 2002, the first paragraph under the heading "The Fund's main investment strategies" on page 15 of the Prospectus is revised to read as follows:

        Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in Connecticut municipal securities, which are securities issued by or on
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        behalf of the State of Connecticut and other government issuers (and may include issuers located outside Connecticut) and that pay interest which is exempt from both regular federal income tax and the Connecticut state income tax on individuals, trusts and estates. Under normal circumstances, the Fund will invest no more than 20% of its net assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements.

b. Effective July 31, 2002, the third sentence of the second paragraph under the heading "The Fund's main investment strategies" on page 15 of the Prospectus is revised to read as follows:

        Investments in private activity bonds will be treated as investments in municipal securities for purposes of the 80% requirement stated above.

5.  MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

a. Effective July 31, 2002, the first paragraph under the heading "The Fund's main investment strategies" on page 18 of the Prospectus is revised to read as follows:

        Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in Massachusetts municipal securities, which are securities issued by or on behalf of the Commonwealth of Massachusetts and other government issuers (and may include issuers located outside Massachusetts) and that pay interest which is exempt from both regular federal income tax and Massachusetts personal income tax. Under normal circumstances, the Fund will invest no more than 20% of its net assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements.

b. Effective July 31, 2002, the third sentence of the second paragraph under the heading "The Fund's main investment strategies" on page 18 of the Prospectus is revised to read as follows:

        Investments in private activity bonds will be treated as investments in municipal securities for purposes of the 80% requirement stated above.

6.  HOW TO REACH GALAXY

   Effective July 22, 2002, the telephone numbers for contacting Galaxy concerning the Funds are changed as set forth below:

a.  The telephone number for contacting Galaxy

    - to determine if a Fund is open for business on a day when there is an emergency closing of the New York Stock Exchange,

    - to buy, sell or exchange shares,

    - to obtain information about Galaxy's investor programs, including retirement plans, the Automatic Investment Program, the Payroll Deduction Program, the College Investment Program, the checkwriting privilege, the Direct Deposit Program and the Systematic Withdrawal Plan, and

    - to request copies of Galaxy's annual and semi-annual reports and the Funds' Statement of Additional Information (SAI)

has been changed to 1-866-840-5469.

b. The section entitled "InvestConnect" on page 33 of the Prospectus is deleted. To contact Galaxy, call 1-866-840-5469. If you live outside the United States, you can contact Galaxy by calling 1-508-871-9504.

c. The telephone number in the sidenote entitled "Hearing impaired" on page 33 of the Prospectus has been changed to 1-800-688-4889.

MMRETSUP (7/16/02)

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                                 THE GALAXY FUND
                                   ("GALAXY")

                            GALAXY MONEY MARKET FUND
                       GALAXY GOVERNMENT MONEY MARKET FUND
                     GALAXY U.S. TREASURY MONEY MARKET FUND
                       GALAXY TAX-EXEMPT MONEY MARKET FUND
                 GALAXY CONNECTICUT MUNICIPAL MONEY MARKET FUND
                GALAXY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
                   GALAXY NEW YORK MUNICIPAL MONEY MARKET FUND
                                  (THE "FUNDS")

         TRUST SHARES, RETAIL A SHARES, RETAIL B SHARES AND PRIME SHARES

                         SUPPLEMENT DATED JULY 16, 2002
       TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2002


THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

1.     GALAXY GOVERNMENT MONEY MARKET FUND

       Effective July 31, 2002, the following paragraph is added as the first paragraph under the heading "Investment Strategies, Policies and Risks - Government Money Market Fund" on page 5 of the Statement of Additional
       Information:

       "The Government Money Market Fund invests primarily (at least 80% of net assets plus any borrowings for investment purposes) in U.S. Government obligations, including U.S. Treasury obligations and obligations of U.S. Government agencies and instrumentalities, and repurchase agreement backed by these obligations. This 80% policy may be changed by Galaxy's Board of Trustees without shareholder approval, although shareholders will be given at least 60 days' prior written notice of any such change."

2.     GALAXY U.S. TREASURY MONEY MARKET FUND

       a. Effective July 31, 2002, the following paragraph is added as the first paragraph under the heading "Investment Strategies, Policies and Risks - U.S. Treasury Money Market Fund" on page 5 of the Statement of Additional Information:

       "Under normal circumstances, the U.S. Treasury Money Market Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in money market instruments issued by the U.S. Treasury, including bills, notes and bonds. This 80% policy may be changed by Galaxy's Board of Trustees without shareholder approval,

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       although shareholders will be given at least 60 days' prior written notice of any such change."

       b. Effective July 31, 2002, the second sentence in the first paragraph under the heading "Investment Strategies, Policies and Risks - U.S. Treasury Money Market Fund" on page 5 of the Statement of Additional Information is deleted.

3.     GALAXY TAX-EXEMPT MONEY MARKET FUND

       Effective July 31, 2002, the second paragraph under the heading "Investment Strategies, Policies and Risks - Tax-Exempt Money Market Fund" on page 6 of the Statement of Additional Information is revised to read as follows:

       "As a matter of fundamental policy that cannot be changed without the requisite consent of the Fund's shareholders, the Fund will invest, except during temporary defensive periods, at least 80% of its net assets (plus any borrowings for investment purposes) in Municipal Securities. The Fund's investments in private activity bonds will not be treated as investments in Municipal Securities for purposes of the 80% requirement mentioned above and, under normal market conditions, will not exceed 20% of the Fund's net assets when added together with any taxable investments held by the Fund."

4.     GALAXY CONNECTICUT MUNICIPAL MONEY MARKET FUND

       Effective July 31, 2002, the last sentence in the paragraph under the heading "Investment Strategies, Policies and Risks - Connecticut Municipal Money Market Fund" on page 6 of the Statement of Additional Information is revised to read as follows:

       "As a matter of fundamental policy that cannot be changed without shareholder approval, the Fund invests at least 80% of the value of its net assets (plus any borrowings for investment purposes) in obligations the interest income from which is exempt from both federal regular income tax and the Connecticut state income tax on individuals, trusts and estates."

5.     GALAXY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

       Effective July 31, 2002, the last sentence in the paragraph under the heading "Investment Strategies, Policies and Risks - Massachusetts Municipal Money Market Fund" on pages 6-7 of the Statement of Additional Information is revised to read as follows:

       "As a matter of fundamental policy that cannot be changed without shareholder approval, the Fund invests at least 80% of the value of its net assets (plus any borrowings for investment purposes)


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       in obligations the interest income from which is exempt from both federal regular income tax and Massachusetts personal income tax."

6.     NEW YORK MUNICIPAL MONEY MARKET FUND

       Effective July 31, 2002, the last sentence in the paragraph under the heading "Investment Strategies, Policies and Risks - New York Municipal Money Market Fund" on page 7 of the Statement of Additional Information is revised to read as follows:

       "As a matter of fundamental policy that cannot be changed without shareholder approval, the Fund invests at least 80% of the value of its net assets (plus any borrowings for investment purposes) in obligations the interest income from which is exempt from federal regular income tax and New York State and New York City personal income tax."

7.     CHANGES IN CERTAIN SERVICE PROVIDERS

       Effective July 1, 2002, Liberty Funds Distributor, Inc. ("LFDI"), an affiliate of Fleet Investment Advisors, Inc. ("Fleet"), Galaxy's investment adviser, serves as Galaxy's distributor. LFDI's principal offices are located at One Financial Center, Boston, Massachusetts 02111-2621.

       Effective July 1, 2002, Fleet also serves as the administrator for Galaxy. Pursuant to its Administration Agreement with Galaxy, Fleet (i) is responsible for providing substantially the same types of administrative services (other than certain pricing and bookkeeping services) as those that were required to be provided by PFPC Inc. ("PFPC"), Galaxy's former administrator, and (ii) is entitled to receive the same fees for providing such services as those that PFPC was entitled to receive. Effective July 1, 2002, PFPC will serve as sub-administrator to Galaxy pursuant to an agreement with Fleet.

       Effective July 1, 2002, Colonial Management Associates, Inc. ("CMA"), an affiliate of Fleet, provides Galaxy with certain pricing and bookkeeping services. Pursuant to its Pricing and Bookkeeping Agreement with Galaxy, CMA (i) is responsible for providing substantially the same types of pricing and bookkeeping services as those that were required to be provided by PFPC pursuant to its Administration Agreement with Galaxy, and (ii) is entitled to receive the same fees for providing such pricing and bookkeeping services as those that PFPC was entitled to receive. PFPC has agreed to continue to provide certain of these pricing and bookkeeping services pursuant to an agreement with CMA. CMA's principal offices are located at One Financial Center, Boston, Massachusetts 02111-2621.

       The name of The Chase Manhattan Bank, Galaxy's custodian, has been changed to JPMorgan Chase Bank.


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8.     HOW TO CONTACT GALAXY

       Effective July 22, 2002, the telephone number for contacting Galaxy (i) for information about Galaxy's exchange privilege or to make an exchange,
       (ii) for information about purchasing Retail Shares through certain prototype retirement plans, (iii) for information on any of the Investor Programs offered by Galaxy, including the Automatic Investment Program, Systematic Withdrawal Plan, Payroll Deduction Program, College Investment Program, Checkwriting Privilege and Direct Deposit Program, or (iv) to request copies of the Funds' prospectuses and annual and semi-annual reports has been changed to:

                                 1-866-840-5469

















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